KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key Managment Personnel Compensation [Abstract]
Wages, salaries and social security charges	SFr 8.4	SFr 6.2	SFr 8.0
Pension costs	0.8	0.8	1.2
Share-based compensation	6.6	6.9	9.1
Termination benefits	0.7	2.5	0.7
Total	SFr 16.5	SFr 16.4	SFr 19.0